Leases - Lease Expense and Supplemental Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease, Cost [Abstract]
Operating lease cost	$ 1,210	$ 610	$ 3,434	$ 1,058	$ 1,764	$ 1,600	$ 1,708
Short-term lease cost	187	241	636	523	720	349	317
Amortization of right-of-use assets	61		160
Interest on lease liabilities	5		13
Total lease cost	1,463	851	4,243	1,581	2,484	1,875	1,983
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	1,150	723	3,277	1,506	1,856	991	1,407
Finance cash flows from financing leases	66		173
Right-of-use assets obtained in exchange for new operating lease liabilities		$ 3,515	6,895	$ 8,141	$ 14,293	$ 486	$ 935
Right-of-use assets obtained in exchange for new finance lease liabilities	$ 1,376		$ 1,376
Weighted average remaining lease term:
Operating leases	5 years 4 months 24 days		5 years 4 months 24 days		4 years 2 months 12 days
Finance leases	4 years 3 months 18 days		4 years 3 months 18 days
Weighted average discount rate:
Operating leases	4.60%		4.60%		5.20%
Finance leases	4.70%		4.70%